UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)

Common Stocks 97.6%
Consumer Discretionary 14.2%
Automobiles 0.8%
Harley-Davidson, Inc. (a)	255,500	15,230,355
Hotels Restaurants & Leisure 1.8%
McDonald's Corp.	445,400	22,608,504
Starbucks Corp.*	372,900	9,784,896

		32,393,400
Household Durables 1.0%
Fortune Brands, Inc.	209,000	17,215,330
Media 3.0%
McGraw-Hill Companies, Inc.	438,800	29,873,504

Omnicom Group, Inc.	479,200	25,359,264

		55,232,768
Multiline Retail 3.5%
Kohl's Corp.*	290,700	20,648,421
Nordstrom, Inc.	157,400	8,046,288
Target Corp.	550,800	35,030,880

		63,725,589
Specialty Retail 3.0%
Best Buy Co., Inc.	186,500	8,703,955
Lowe's Companies, Inc.	431,300	13,236,597
Staples, Inc.	978,950	23,230,483
Tiffany & Co.	169,500	8,993,670

		54,164,705
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.*	419,500	19,880,105
Consumer Staples 11.3%
Beverages 3.6%
Diageo PLC	904,128	18,827,565
PepsiCo, Inc.	708,900	45,972,165

		64,799,730
Food & Staples Retailing 2.1%
Shoppers Drug Mart Corp.	194,100	8,990,279
Walgreen Co.	677,100	29,480,934

		38,471,213
Food Products 2.8%
Dean Foods Co.	366,500	11,680,355
Groupe Danone	204,804	16,637,052
Kellogg Co.	329,000	17,038,910
Royal Numico NV	95,512	4,980,798

		50,337,115
Household Products 2.8%
Colgate-Palmolive Co.	234,500	15,207,325
Procter & Gamble Co.	591,800	36,212,242

		51,419,567
Energy 13.6%
Energy Equipment & Services 7.1%
Baker Hughes, Inc.	401,800	33,803,434
Noble Corp.	187,300	18,265,496
Schlumberger Ltd.	553,500	47,014,290
Transocean, Inc.*	269,050	28,513,919

		127,597,139
Oil, Gas & Consumable Fuels 6.5%
ConocoPhillips	255,350	20,044,975
Devon Energy Corp.	407,000	31,864,030
EOG Resources, Inc.	267,400	19,536,244
Valero Energy Corp.	256,400	18,937,704
XTO Energy, Inc.	463,500	27,856,350

		118,239,303
Financials 7.4%
Capital Markets 3.8%
Lehman Brothers Holdings, Inc.	267,800	19,956,456

Merrill Lynch & Co., Inc.	228,800	19,123,104
The Goldman Sachs Group, Inc.	77,400	16,776,450
UBS AG (Registered)	223,065	13,440,511

		69,296,521
Consumer Finance 0.9%
American Express Co.	273,400	16,726,612
Diversified Financial Services 1.8%
Bank of America Corp.	415,400	20,308,906
Chicago Mercantile Exchange Holdings, Inc. "A"	23,408	12,508,299

		32,817,205
Insurance 0.9%
Aflac, Inc.	305,830	15,719,662
Health Care 17.1%
Biotechnology 4.9%
Celgene Corp.*	230,900	13,237,497
Genentech, Inc.*	470,700	35,613,162
Gilead Sciences, Inc.*	1,028,800	39,886,576

		88,737,235
Health Care Equipment & Supplies 5.5%
Baxter International, Inc.	582,200	32,801,148
C.R. Bard, Inc.	196,200	16,212,006
Medtronic, Inc.	528,600	27,413,196
Zimmer Holdings, Inc.*	275,530	23,389,741

		99,816,091
Health Care Providers & Services 2.0%
Laboratory Corp. of America Holdings*	180,900	14,157,234
UnitedHealth Group, Inc.	429,200	21,949,288

		36,106,522
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.*	166,700	8,621,724
Pharmaceuticals 4.2%
Abbott Laboratories	383,800	20,552,490
Eli Lilly & Co.	186,500	10,421,620
Johnson & Johnson	737,706	45,457,444

		76,431,554
Industrials 9.5%
Aerospace & Defense 2.5%
Honeywell International, Inc.	286,800	16,141,104
United Technologies Corp.	405,600	28,769,208

		44,910,312
Air Freight & Logistics 1.2%
FedEx Corp.	200,800	22,282,776
Electrical Equipment 1.9%
Emerson Electric Co.	736,900	34,486,920
Industrial Conglomerates 2.4%
General Electric Co.	1,145,500	43,849,740
Machinery 1.5%
Caterpillar, Inc.	230,800	18,071,640
Parker Hannifin Corp.	98,500	9,644,135

		27,715,775

Information Technology 20.6%
Communications Equipment 2.7%
Cisco Systems, Inc.*	1,133,750	31,574,937
QUALCOMM, Inc.	407,100	17,664,069

		49,239,006
Computers & Peripherals 5.9%
Apple, Inc.*	362,600	44,251,704
EMC Corp.*	1,351,200	24,456,720
Hewlett-Packard Co.	357,400	15,947,188
International Business Machines Corp.	217,900	22,933,975

		107,589,587
Electronic Equipment & Instruments 0.6%
Mettler-Toledo International, Inc.*	109,800	10,486,998
Internet Software & Services 1.8%
Google, Inc. "A"*	36,400	19,051,032
Yahoo!, Inc.*	538,200	14,601,366

		33,652,398
IT Services 2.4%
Accenture Ltd. "A"	658,100	28,225,909
Paychex, Inc.	388,900	15,213,768

		43,439,677
Semiconductors & Semiconductor Equipment 3.5%
Broadcom Corp. "A"*	317,650	9,291,263
Intel Corp.	1,169,690	27,791,834
Texas Instruments, Inc.	690,400	25,979,752

		63,062,849
Software 3.7%
Adobe Systems, Inc.*	431,400	17,320,710
Electronic Arts, Inc.* (a)	300,100	14,200,732
Microsoft Corp.	1,182,280	34,841,792

		66,363,234
Materials 2.9%
Chemicals
Ecolab, Inc.	402,200	17,173,940
Monsanto Co.	234,700	15,851,638
Praxair, Inc.	262,300	18,882,977

		51,908,555
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	223,000	9,254,500
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"*	217,900	9,151,800

Total Common Stocks (Cost $1,077,761,072)		1,770,373,572
Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 5.36% (b) (c) (Cost $9,369,400)	9,369,400	9,369,400
Cash Equivalents 2.5%
Cash Management QP Trust, 5.34% (b) (Cost $44,772,331)	44,772,331	44,772,331

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,131,902,803)	100.6	1,824,515,303
Other Assets and Liabilities, Net	(0.6)	(10,706,204)

Net Assets	100.0	1,813,809,099

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2007 amounted to $9,178,754 which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007